Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:    Palisades Investment Partners, LLC
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Address: 1453 Third Street Promenade
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         Suite 310
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         Santa Monica, CA  91106
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Form 13F File Number: 28-12995
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
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Title:   Chairman, CIO, CCO
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Phone:   310-656-6300
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Signature, Place, and Date of Signing:

/s/ Quinn R. Stills                   Santa Monica, CA                   11/9/09
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(Signature)                           (City, State)                      (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name

28- 01190                      Russell Company
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
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Form 13F Information Table Entry Total:       52
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Form 13F Information Table Value Total:       849,514
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                                          (thousands)
List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               Form 13F File Number               Name

                  28-
-------------        -----------------------         ---------------------------
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
-------------------------  -----------  ---------  --------  ---------------------  ----------  --------  --------------------------
                                                                                                               VOTING AUTHORITY
                            TITLE OF                VALUE     SHRS OF   SH/   PUT/  INVESTMENT   OTHER    --------------------------
      NAME OF ISSUER          CLASS       CUSIP    (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  -----------  ---------  --------  ---------  ----  ----  ----------  --------  -------  ------  ---------
ACCENTURE PLC              SHS CLASS A  G1151C101    4,346     116,600  SH           SOLE                  56,400             60,200
TD AMERITRADE HLDG CORP        COM      87236Y108   16,100     820,184  SH           SOLE                 387,792            432,392
ABERCROMBIE + FITCH CO        CL A        2896207   13,926     423,548  SH           SOLE                 202,371            221,177
AVERY DENNISON CORP            COM       53611109    7,096     197,060  SH           SOLE                  91,273            105,787
BANK OF AMERICA
 CORPORATION                   COM       60505104    8,301     490,600  SH           SOLE                 234,300            256,300
BIG LOTS INC.                  COM       89302103    3,640     145,500  SH           SOLE                  70,300             75,200
CITIGROUP INC                  COM      172967101   12,864   2,657,900  SH           SOLE               1,268,700          1,389,200
CA INC                         COM      12673P105    4,331     196,955  SH           SOLE                  91,266            105,689
COMERICA INC                   COM      200340107   22,916     772,372  SH           SOLE                 356,322            416,050
CISCO SYS INC                  COM      17275R102   13,189     560,274  SH           SOLE                 261,200            299,074
CVS CAREMARK CORP              COM      126650100    8,777     245,587  SH           SOLE                 116,400            129,187
CHEVRON CORP                   COM      166764100   17,376     246,717  SH           SOLE                 114,830            131,887
DELL INC                       COM      24702R101    7,464     489,100  SH           SOLE                 233,300            255,800
DISCOVER FINL SVCS             COM      254709108   31,263   1,926,230  SH           SOLE                 912,257          1,013,973
DISNEY WALT CO                 COM      254687106   11,076     403,361  SH           SOLE                 197,105            206,256
DOW CHEM CO                    COM      260543103   11,807     452,878  SH           SOLE                 217,400            235,478
EBAY INC                       COM      278642103   20,779     880,463  SH           SOLE                 414,486            465,977
E TRADE FINL CORP              COM      269246104    8,456   4,832,200  SH           SOLE               2,323,650          2,508,550
EATON CORP                     COM      278058102   10,564     186,684  SH           SOLE                  88,897             97,787
FIFTH THIRD BANCORP            COM      316773100    9,801     967,504  SH           SOLE                 462,600            504,904
FIRST NIAGARA FINL
 GROUP INC                     COM      33582V108      959      77,800  SH           SOLE                  37,100             40,700
GAP INC                        COM      364760108   20,371     951,908  SH           SOLE                 460,408            491,500
GOLDMAN SACHS GROUP INC        COM      38141G104   49,057     266,109  SH           SOLE                 128,328            137,781
GLAXOSMITHKLINE PLC         SPONS ADR   37733W105    9,279     234,841  SH           SOLE                 112,657            122,184
HEWLETT PACKARD CO             COM      428236103   37,722     799,027  SH           SOLE                 383,550            415,477
INTERNATIONAL BUSINESS
 MACHS                         COM      459200101   26,946     225,286  SH           SOLE                 112,070            113,216
JOHNSON + JOHNSON              COM      478160104   14,162     232,588  SH           SOLE                 110,051            122,537
JPMORGAN CHASE + CO            COM      46625H100   46,067   1,051,289  SH           SOLE                 506,074            545,215
KIMBERLY CLARK CORP            COM      494368103    7,916     134,209  SH           SOLE                  63,932             70,277
MORGAN STANLEY                 COM      617446448    2,109      68,300  SH           SOLE                  20,000             48,300
OMNICOM GROUP                  COM      681919106   18,648     504,822  SH           SOLE                 242,446            262,376
PFIZER INC                     COM      717081103   16,023     968,141  SH           SOLE                 462,504            505,637
PARKER HANNIFIN CORP           COM      701094104   12,221     235,753  SH           SOLE                 110,816            124,937
PNC FINL SVCS GROUP INC        COM      693475105   37,718     776,246  SH           SOLE                 377,939            398,307
ROYAL DUTCH SHELL PLC      SPONS ADR A  780259206    6,313     110,391  SH           SOLE                  51,446             58,945
REPUBLIC SVCS INC              COM      760759100   23,013     866,128  SH           SOLE                 408,790            457,338
STAPLES INC                    COM      855030102    4,114     177,192  SH           SOLE                  83,352             93,840
SYBASE INC                     COM      871130100    8,177     210,200  SH           SOLE                  96,437            113,763
AT+T INC                       COM      00206R102   10,965     405,944  SH           SOLE                 195,224            210,720
MOLSON COORS BREWING CO       CL B      60871R209    8,787     180,497  SH           SOLE                  86,444             94,053
TARGET CORP                    COM      87612E106   35,471     759,872  SH           SOLE                 362,700            397,172
TIME WARNER CABLE INC          COM      88732J207    8,921     207,027  SH           SOLE                 102,198            104,829
TIME WARNER INC                COM      887317303    7,381     256,455  SH           SOLE                 116,523            139,932
UNITEDHEALTH GROUP INC         COM      91324P102   10,716     427,962  SH           SOLE                 202,681            225,281
UNITED TECHNOLOGIES CORP       COM      913017109   30,476     500,177  SH           SOLE                 240,105            260,072
VERIZON COMMUNICATIONS         COM      92343V104    8,443     278,913  SH           SOLE                 131,503            147,410
WELLS FARGO + CO NEW           COM      949746101   39,391   1,397,835  SH           SOLE                 669,050            728,785
WAL MART STORES INC            COM      931142103   20,754     422,778  SH           SOLE                 201,826            220,952
WATSON PHARMACEUTICALS
 INC                           COM      942683103   18,271     498,660  SH           SOLE                 235,814            262,846
WYETH                          COM      983024100   16,287     335,260  SH           SOLE                 159,148            176,112
EXXON MOBIL CORP               COM      30231G102   37,409     545,242  SH           SOLE                 264,959            280,283
ZIONS BANCORP                  COM      989701107   11,355     631,874  SH           SOLE                 301,500            330,374